Reconciliations of Segment Information to Consolidated Totals (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Accrued professional fees	$ 740,000	$ 1,319,000
Adjustment
Segment Reporting Information [Line Items]
Compensation expense	2,100,000	4,200,000	4,300,000
Accrued professional fees	$ 125,000	$ 911,000	$ 2,300,000